Financial Instruments - Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - Level 3 - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Time-charter Swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the period	$ 402	$ 0	$ 875	$ 0
Settlements	(360)	(126)	(1,106)	(126)
Realized and unrealized (loss) gain in earnings	(42)	1,471	231	1,471
Fair value asset - at the end of the period	0	1,345	0	1,345
Stock purchase warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the period	166	3,053	287	5,164
Realized and unrealized (loss) gain in earnings	(166)	(2,137)	(287)	(4,248)
Fair value asset - at the end of the period	$ 0	$ 916	$ 0	$ 916